Taxation Paid (Details) - Schedule of Taxation Paid - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Schedule of Taxation Paid [Abstract]
Balance payable at beginning of the year	R (47,369)	R (32,100)	R (10,203)
Acquisition of subsidiary			477
Current tax for the year recognized in profit or loss	(318,054)	(268,069)	(225,240)
Translation adjustments	(1,195)	(3,821)	341
Balance payable at end of the year	64,661	47,369	32,100
Taxation paid	R (301,957)	R (256,621)	R (202,525)